Subsequent Events (Tables) - 1CM Agreement	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Summary of Fair Value of Consideration Paid	The fair value of consideration paid was as follows:

Provisional
Cash	5,000

Summary of Preliminary Fair Value of the Assets and Liabilities

The preliminary fair value of the assets and liabilities acquired was as follows:

Provisional
Inventory	385
Prepaid expenses and deposits	10
Right of use assets	554
Property, plant and equipment	1,172
Lease liabilities	(435)
Total identifiable net assets acquired	1,686
Goodwill	3,314
5,000